FINANCIAL ASSETS AND LIABILITIES - Assets Measured at Fair Value on a Nonrecurring Basis (Details)	3 Months Ended
Sep. 30, 2017 vessel
Supramax Vessels [Member]
Derivative [Line Items]
Number of vessels classified as held for sale	6